Expense Example {- Investment Grade Bond Portfolio} - 02.28 VIP Investment Grade Bond Portfolio Initial, Service, Service 2 PRO-09 - Investment Grade Bond Portfolio	Apr. 30, 2021 USD ($)
VIP Investment Grade Bond Portfolio-Initial VIP
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	493
VIP Investment Grade Bond Portfolio-Service VIP
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	616
VIP Investment Grade Bond Portfolio-Service 2 VIP
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798